September 9, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Peoples Benefit Life Insurance Company Separate Account V - Personal Manager Variable Annuity
         File No. 33-72838, 811-6564, CIK 884067
         Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report for the following underlying management investment companies:
Variable Insurance Products Fund, Variable Insurance Products Fund II, Dreyfus Variable Investment Fund-Service Class and Strong Variable Insurance Funds, Inc This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi-annual reports were filed with the Commission via EDGAR on the dates indicated:

..  Dreyfus Variable Investment Fund-Service Class (CIK: 813383) filed
   August 28, 2002
.. Strong Variable Insurance Funds, Inc. (CIK: 883644) filed August 29, 2002 .. Variable Insurance Products Fund (CIK: 356494) filed August 20, 2002
..  Variable Insurance Products Fund II (CIK: 831016) filed August 20, 2002

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed

Brenda D. Sneed
Assistant General Counsel